Related Party Transactions (Details) - USD ($)					1 Months Ended							3 Months Ended				6 Months Ended			9 Months Ended		12 Months Ended
	May 05, 2022	Mar. 23, 2022	Jul. 14, 2021	Mar. 01, 2021	Dec. 16, 2021	Oct. 22, 2021	Jul. 19, 2021	Jun. 30, 2021	Feb. 28, 2021	Feb. 28, 2021	Feb. 16, 2021	Sep. 30, 2022	Jun. 30, 2022	Sep. 30, 2021	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Jul. 23, 2021	Jul. 31, 2020
Related Party Transactions (Details) [Line Items]
Shares of common stock (in Shares)												7,499,993							7,499,993
Business combination, description					Nauticus entered into a merger agreement with CleanTech Acquisition Corporation (“CleanTech”), a special purpose acquisition company. In this agreement, Nauticus agreed to a business combination that is intended to lead to its public stock listing on the NASDAQ in May 2022. CleanTech brings approximately $260 million in sponsored investment and public investment in private equity funding to the business combination. Although this level of funding is potentially available, a threshold of $50 million has been established in the merger documents as the minimum cash position for internal planning purposes. Concurrent with the signing of the SPAC merger agreement, Nauticus received a $15 million loan from RCB Equities #1, LLC to provide advanced funding against the business plan.														(i) an aggregate of 5,299,546 shares of Common Stock and (ii) a pro-rata number of the total Earnout Shares in the Business Combination.
Contract services												$ 17,000		$ 176,113					$ 210,400	$ 446,619	$ 1,807,161
Accounts receivable												$ 7,400							$ 7,400		0
Investment and securities description																			(i) $2,500,000 from related party Material Impact Fund II, L.P. as their contribution to the PIPE Investment, (ii) $7,500,000 from related party Schlumberger Technology Corporation as their contribution to the PIPE Investment, (iii) $7,500,000 from related party Transocean Ltd. as their contribution to the PIPE Investment, and (iv) $5,102,000 from related party Material Impact Fund II, L.P. pursuant to the Securities Purchase Agreement.
Convertible promissory notes						$ 250,000	$ 5,000,000														$ 1,500,000
Related Party Transaction, Terms and Manner of Settlement																					29.7%
Voting stock percentage																					31.30%
Revenue and accounts receivable																		$ 809,811			$ 494,835
Accounts receivable																		$ 62,773			39,225
CleanTech Acquisition Corp [Member]
Related Party Transactions (Details) [Line Items]
Administrative and support services			$ 10,000
Administrative service fees													$ 30,000		$ 0	$ 60,000	$ 0				$ 53,333
Borrow an aggregate amount	$ 133,333	$ 267,000
Promissory note outstanding													267,000			$ 267,000						$ 188,302
Business combination, description																The notes would either be paid upon consummation of the Company’s initial Business Combination, without interest, or, at the lender’s discretion, up to $500,000 of the notes may be converted upon consummation of the Business Combination into additional private warrants to purchase shares of common stock at a conversion price of $1.00 per private warrant (which, for example, would result in the holders being issued private warrants to purchase 500,000 shares of common stock if $500,000 of notes were so converted).					The notes would either be paid upon consummation of the Company’s initial Business Combination, without interest, or, at the lender’s discretion, up to $500,000 of the notes may be converted upon consummation of the Business Combination into additional private warrants to purchase shares of Common Stock at a conversion price of $1.00 per private warrant (which, for example, would result in the holders being issued private warrants to purchase 500,000 shares of Common Stock if $500,000 of notes were so converted).
Deposit trust account																					$ 1,500,000
Price per public share (in Dollars per share)																					$ 0.1
Aggregate amount																					$ 3,000,000
Sponsor owed amount																$ 60,000					$ 0
Business combination description																In order to extend the time available for the Company to consummate a Business Combination, without the need for a separate stockholder vote, is for the Company’s initial stockholders or their affiliates or designees, upon five days’ advance notice prior to the application deadline, to deposit into the trust account $1,500,000 or $1,725,000 if the underwriters’ over-allotment option is exercised in full ($0.10 per public share, or an aggregate of $3,000,000 (or $3,450,000 if the over-allotment option is exercised in full) if extended for each of the full three months), on or prior to the date of the application deadline.
CleanTech Acquisition Corp [Member] | Initial Public Offering [Member]
Related Party Transactions (Details) [Line Items]
Percentage of issued and outstanding																20.00%					20.00%
Borrow an aggregate amount				$ 250,000
CleanTech Acquisition Corp [Member] | Over-Allotment Option [Member]
Related Party Transactions (Details) [Line Items]
Underwriters amount																					$ 1,725,000
Option exercised																					$ 3,450,000
Founder Shares [Member] | CleanTech Acquisition Corp [Member]
Related Party Transactions (Details) [Line Items]
Shares of common stock (in Shares)																							5,000,000
Aggregate price																							$ 25,000
Stock split, description									In February 2021, the Company effected a 1.4375-for-1 stock split of its issued and outstanding shares of Common Stock, resulting in an aggregate of 4,312,500 Founder Shares issued and outstanding.	In February 2021, the Company effected a 1.4375-for-1 stock split of its issued and outstanding shares of Common Stock, resulting in an aggregate of 4,312,500 Founder Shares issued and outstanding.
Aggregate shares of common stock subject to forfeiture (in Shares)																562,500					562,500
CleanTech Investments LLC [Member] | CleanTech Acquisition Corp [Member]
Related Party Transactions (Details) [Line Items]
Founder shares, description								In June 2021, CleanTech Sponsor and CleanTech Investments forfeited for no consideration 1,916,667 founder shares and 958,333 founder shares, respectively, which the Company cancelled, resulting in a decrease in the total number of founder shares outstanding from 7,187,500 shares to 4,312,500 shares. As a result, CleanTech Sponsor owns 2,875,000 founder shares and CleanTech Investments owns 1,437,500 founder shares. The founder shares include an aggregate of up to 562,500 shares that are subject to forfeiture to the extent that the underwriters’ over-allotment option is not exercised in full or in part.			As a result, CleanTech Sponsor owns 4,791,667 Founders Shares and CleanTech Investments LLC owns 2,395,833 Founder Shares. CleanTech Sponsor and CleanTech Investments LLC will both participate in the purchase of the Private Warrants based their pro rata ownership of Founder Shares.
Third Promissory Note [Member] | CleanTech Acquisition Corp [Member]
Related Party Transactions (Details) [Line Items]
Promissory note outstanding													$ 133,333			$ 133,333